COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost	$ 4,770	$ 2,923
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	2,692	2,221
In two to five years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	1,982	696
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 96	$ 6